Promissory Notes (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Jan. 29, 2018
Promissory Notes (Textual)
Commitment fee, percentage	1.00%
Aggregate commitment fee amount	$ 35,000
Description of credit facility	Payments of principal and accrued interest are due and payable by the Company upon 30 days' prior written notice from the applicable noteholder and the Company can prepay principal and interest at any time without penalty.
Interest expense on promissory notes		$ 167,403	$ 269,919
Senior Credit Agreement [Member]
Promissory Notes (Textual)
Interest rate		15.90%	15.90%
Mr. Heiser [Member]
Promissory Notes (Textual)
Commitment letters aggregate amounts	$ 1,000,000			$ 1,000,000
Interest expense on promissory notes		$ 47,829	$ 73,988
NRNS [Member]
Promissory Notes (Textual)
Commitment letters aggregate amounts	$ 2,500,000
Interest rate	3.00%
Interest expense on promissory notes		$ 195,931	$ 119,574
Issuance of notes, description	The Company drew $500,000 and a subsequent $500,000 on February 20, 2018 on the Note held by Mr. Heiser and $2,500,000 on the Note held by NRNS.